Interim condensed consolidated statement of operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Profit or loss [abstract]
Revenue	$ 208,354	$ 202,195	$ 405,884	$ 401,350
Cost of goods sold	(140,729)	(143,239)	(275,929)	(288,496)
Gross profit	67,625	58,956	129,955	112,854
Research and development expenses	(4,605)	(10,898)	(8,996)	(15,540)
Selling, general and administrative expenses	(84,111)	(84,261)	(161,609)	(163,003)
Other operating income and (expenses), net	(1,025)	(2,876)	(57)	(1,803)
Operating loss	(22,116)	(39,079)	(40,707)	(67,492)
Finance income and (expenses), net	(31,916)	10,389	(22,505)	(6,988)
Loss before tax	(54,032)	(28,690)	(63,212)	(74,480)
Income tax expense	(1,914)	(1,751)	(5,265)	(1,805)
Loss for the period	(55,946)	(30,441)	(68,477)	(76,285)
Attributable to: Shareholders of the parent	(55,911)	(30,384)	(68,341)	(76,183)
Non-controlling interests	$ (35)	$ (57)	$ (136)	$ (102)
Loss per share, attributable to shareholders of the parent:
Basic earnings (loss) per share	$ (0.09)	$ (0.05)	$ (0.11)	$ (0.13)
Diluted earnings (loss) per share	(0.09)	(0.05)	(0.11)	(0.13)
Basic, Loss per ADS, attributable to shareholder of the parent (1 ADS representing 20 ordinary shares):	(1.86)	(1.02)	(2.28)	(2.56)
Diluted, Loss per ADS, attributable to shareholder of the parent (1 ADS representing 20 ordinary shares):	$ (1.86)	$ (1.02)	$ (2.28)	$ (2.56)
Weighted average comon shares outstanding:
Basic	601,195,247	596,242,505	599,884,824	595,654,647
Diluted	601,195,247	596,242,505	599,884,824	595,654,647